Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 22, 2018	Dec. 31, 2016
Intangible assets, at cost	$ 8,284,640	$ 7,189,723		$ 7,179,722
Accumulated amortization	(1,434,505)	(1,063,165)		(346,245)
Intangible assets, net of accumulated amortization	6,850,135	6,126,558		6,833,477	[1]
Goodwill	4,404,658	4,181,991		4,181,991	[1]
Qwizdom, Inc [Member]
Goodwill	222,667		$ 222,667
Mimio [Member]
Goodwill	44,931	44,931		44,931
Boxlight [Member]
Goodwill	$ 4,137,060	$ 4,137,060		4,137,060
Patents [Member]
Useful lives	10 years	10 years
Intangible assets, at cost	$ 401,396	$ 67,395		67,395
Customer Relationships [Member]
Useful lives	10 years	10 years
Intangible assets, at cost	$ 3,996,543	$ 3,567,396		3,567,396
Trademarks [Member]
Useful lives	10 years	10 years
Intangible assets, at cost	$ 3,872,746	$ 3,554,932		$ 3,544,931
Domain [Member]
Useful lives	15 years
Intangible assets, at cost	$ 13,955

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis